Fees Summary	Jul. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,464,991.51
Previously Paid Amount
Total Fee Amount	2,826.99
Total Offset Amount
Net Fee	$ 2,826.99